CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,000)	$ (1,941)	$ (12,689)
Adjustments required to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	207	213	113
In process R&D			4,103
Share based compensation	6,300	1,967	449
Exchange rates differences	(3)		(1)
Fair value adjustment of warrants for preferred shares	168	2,740	241
Changes in operating asset and liabilities:
Increase in inventory	(211)	(105)
Decrease (increase) in accounts receivable	83	(83)
(Increase) decrease in prepaid expenses and other current assets	(562)	739	(737)
Increase in accounts payable and accrued expenses	2,534	481	1,155
Increase in deferred revenues	650
Increase in employee related accrued expenses	1,263	178	191
Net cash (used in) provided by operating activities	(9,571)	4,189	(7,175)
CASH FLOWS FROM INVESTING ACTIVITIES:
Short-term investments	(36,001)
Change in restricted deposit	(105)	(98)
Purchase of property and equipment	(271)	(695)	(301)
Net cash used in investing activities	(36,377)	(793)	(301)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options into ordinary shares	404
Proceeds from exercise of warrants for preferred shares	382	570
Payment of deferred equity offering cost		(579)
Issuance of ordinary shares, net of issuance expenses	60,841
Proceeds from issuance of preferred shares from 2014 Share Purchase Agreement net of issuance cost			21,581
Issuance cost for secondary offering	(42)
Net cash provided by (used in) financing activities	61,585	(9)	21,581
INCREASE IN CASH AND CASH EQUIVALENTS	15,637	3,387	14,105
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	21,362	17,975	3,870
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR	36,999	21,362	17,975
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of IP R&D in consideration for Preferred A Shares			$ 4,103
Non cash issuance cost	202	$ 181
Exercise of warrants to preferred shares	$ 4,732